UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

                                                                      Face    Interest         Maturity
Issue                                                               Amount      Rate*            Date             Value
--------------------------------------------------------------------------------------------------------------------------
Bank Notes - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Bank of America, NA                                               $ 19,000     5.31 (a)%        8/10/2006       $   19,000
--------------------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $19,000)                                                                                   19,000
--------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - European - 1.2%
--------------------------------------------------------------------------------------------------------------------------
BNP Paribas, London                                                 28,000     4.395           10/04/2006           27,941
--------------------------------------------------------------------------------------------------------------------------
Calyon, London                                                      18,000     4.365           10/03/2006           17,962
--------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $46,000)                                                           45,903
--------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 13.0%
--------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                              19,000     5.255            4/11/2007           18,957
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                               47,000     5.29  (a)        8/30/2006           46,999
                                                                    36,000     5.323 (a)       12/20/2006           35,999
                                                                    35,000     5.288 (a)        7/05/2007           34,995
--------------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                          23,000     4.80            12/27/2006           22,924
                                                                    16,600     5.20             3/30/2007           16,559
--------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                              23,000     4.75            12/05/2006           22,930
                                                                    67,000     5.448 (a)        8/15/2007           67,000
--------------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                        97,000     5.165            8/22/2006           96,987
                                                                    48,000     5.17             8/24/2006           47,993
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY                                                   49,000     4.75            11/07/2006           48,885
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, NY                                          28,000     5.313 (a)       11/16/2006           27,999
--------------------------------------------------------------------------------------------------------------------------
Swedbank, NY                                                        16,600     5.199            3/30/2007           16,558
--------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $505,068)                                                           504,785
--------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 45.6%
--------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                                25,000     5.13             9/01/2006           24,886
                                                                    30,000     5.33             9/06/2006           29,842
                                                                    20,000     5.37             9/22/2006           19,842
                                                                    25,000     5.37            10/05/2006           24,757
                                                                    20,000     5.38            10/30/2006           19,730
--------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                             50,000     5.18             8/29/2006           49,785
                                                                    12,500     5.36             9/07/2006           12,429
--------------------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                                 62,000     5.28             9/11/2006           61,617
                                                                    10,000     5.38            10/25/2006            9,872
--------------------------------------------------------------------------------------------------------------------------
Barclays U.S. Funding Corp.                                         42,000     5.16             9/06/2006           41,781
                                                                    30,000     5.17             9/07/2006           29,839
--------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                   15,000     5.38            10/06/2006           14,852
                                                                    40,000     5.37            10/10/2006           39,581
--------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding, LLC                                            29,552     5.24             8/10/2006           29,509
                                                                    11,000     5.325            8/17/2006           10,972
--------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                            25,000     5.38            10/23/2006           24,689
                                                                    24,000     5.16            10/24/2006           23,697
                                                                    60,000     5.40            10/26/2006           59,225
                                                                    39,000     5.125           11/22/2006           38,337
--------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                                    60,000     5.25             8/15/2006           59,869
                                                                    42,000     5.34             8/16/2006           41,900
                                                                     9,000     5.34             9/12/2006            8,943
--------------------------------------------------------------------------------------------------------------------------
Chariot Funding, LLC                                                20,000     5.32             8/18/2006           19,947
--------------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                         39,000     5.34             8/23/2006           38,867
                                                                    15,000     5.32             8/31/2006           14,931
                                                                    18,000     5.36             9/21/2006           17,861
--------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

                                                                      Face    Interest         Maturity
Issue                                                               Amount      Rate*            Date             Value
--------------------------------------------------------------------------------------------------------------------------
Compass Securitization, LLC                                       $ 62,000     5.35%            9/18/2006       $   61,549
--------------------------------------------------------------------------------------------------------------------------
Danske Corp.                                                        22,000     4.85             9/11/2006           21,865
                                                                    43,000     5.03            10/19/2006           42,494
--------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc.                                                17,000     5.33             9/20/2006           16,877
--------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust                                                    19,500     5.10             8/04/2006           19,489
                                                                    45,000     5.39            10/05/2006           44,562
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                      22,500     4.88             9/11/2006           22,362
--------------------------------------------------------------------------------------------------------------------------
Greyhawk Funding, LLC                                               35,000     5.30             8/01/2006           34,995
                                                                    35,000     5.29             8/17/2006           34,913
                                                                    23,000     5.31             8/25/2006           22,915
                                                                    40,000     5.32             9/19/2006           39,704
--------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                          49,000     5.39            12/11/2006           48,028
--------------------------------------------------------------------------------------------------------------------------
ING (U.S.) Funding LLC                                              48,000     5.29             9/14/2006           47,694
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                      10,000     5.32  (a)       12/01/2006           10,000
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust                                              47,550     5.31             8/21/2006           47,403
--------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                               40,000     5.14             8/30/2006           39,830
                                                                    25,000     5.28             9/11/2006           24,846
                                                                    18,000     4.875            9/15/2006           17,882
                                                                    12,000     5.37             9/28/2006           11,894
                                                                    27,000     5.38            10/23/2006           26,664
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                               43,404     5.25             8/15/2006           43,309
--------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co., LLC                                              7,000     5.34             9/12/2006            6,955
--------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                         25,000     5.25             8/07/2006           24,974
                                                                    28,000     5.34             8/28/2006           27,884
                                                                    17,000     5.12            11/21/2006           16,713
--------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                               40,000     5.16             8/23/2006           39,870
--------------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.                                                47,000     5.02             8/04/2006           46,974
                                                                    20,000     5.32             9/22/2006           19,849
                                                                    52,000     5.37             9/29/2006           51,535
                                                                    18,000     5.39            10/16/2006           17,795
--------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                             20,000     5.38            10/05/2006           19,804
--------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.                                      46,000     5.28             8/14/2006           45,906
--------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $1,765,135)                                                                       1,765,094
--------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 23.1%
--------------------------------------------------------------------------------------------------------------------------
ANZ  National (International), Ltd.                                 23,000     5.317 (a)        8/07/2007           23,000
--------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                           15,000     5.41  (a)        8/23/2007           15,000
--------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                        21,000     5.47  (a)        9/11/2006           21,005
--------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                     10,000     5.348 (a)        8/20/2007           10,000
--------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                   28,000     5.31  (a)        5/30/2007           27,998
--------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                            25,000     5.31  (a)       11/17/2006           25,000
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     34,825     5.57  (a)        1/12/2007           34,840
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                      62,500     5.469 (a)        8/17/2007           62,500
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                           53,300     5.389 (a)        8/15/2007           53,300
--------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                                  57,500     5.54  (a)       10/27/2006           57,513
                                                                    39,000     5.43  (a)        8/23/2007           39,000
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                      44,000     5.197 (a)        6/26/2007           43,991
--------------------------------------------------------------------------------------------------------------------------
Links Finance LLC                                                   28,000     5.477 (a)        1/16/2007           28,008
                                                                    22,500     5.076 (a)        1/30/2007           22,503
                                                                    22,500     4.95             2/12/2007           22,412
                                                                    24,000     5.265            4/25/2007           23,878
--------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

                                                                      Face    Interest         Maturity
Issue                                                               Amount      Rate*            Date             Value
--------------------------------------------------------------------------------------------------------------------------
MetLife  Global Funding I                                         $ 17,000     5.344 (a)%       8/06/2007       $   17,000
                                                                    13,000     5.429 (a)        8/15/2007           13,000
--------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                         13,000     5.55  (a)        7/27/2007           13,000
--------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                   23,000     5.353 (a)        7/06/2007           23,007
--------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.                                                 39,500     5.31  (a)        9/22/2006           39,500
                                                                    83,000     5.313 (a)        4/04/2007           82,997
                                                                    52,000     5.313 (a)        6/11/2007           51,997
--------------------------------------------------------------------------------------------------------------------------
Stanfield Victoria Funding,  LLC                                    65,000     5.32  (a)        6/04/2007           64,992
--------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                           49,000     5.31  (a)        7/19/2007           49,000
                                                                    20,000     5.365 (a)        7/26/2007           20,010
--------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                               11,000     5.31  (a)        7/11/2007           11,000
--------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $895,647)                                                                            895,451
--------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 3.8%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Assurance Co. (b)                          50,000     5.387 (a)        6/07/2007           50,000
--------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                             35,000     5.406 (a)        5/01/2007           35,000
--------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                                     40,000     5.396 (a)        5/25/2007           40,000
--------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (b)                                     20,000     5.396 (a)        3/01/2007           20,000
--------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $145,000)                                                                         145,000
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-Discount - 7.8%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                          10,000     4.00             8/08/2006            9,997
                                                                    10,000     3.00             9/20/2006            9,967
                                                                    27,500     4.875            1/11/2008           27,316
                                                                     7,000     4.96             2/08/2008            6,958
                                                                    18,000     5.25             4/04/2008           17,944
--------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                           25,000     5.30  (a)        8/16/2006           25,000
                                                                    76,000     5.29  (a)       12/22/2006           75,997
                                                                    15,000     5.328 (a)        2/20/2008           14,998
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                       15,000     3.25            11/29/2006           14,889
                                                                     7,000     3.75            11/30/2006            6,959
                                                                    12,500     3.45             1/10/2007           12,389
                                                                    10,000     4.00             6/13/2007            9,875
                                                                     4,700     4.21             9/14/2007            4,639
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                         36,000     5.50             7/09/2007           35,984
                                                                    12,000     4.45             9/28/2007           11,877
                                                                     9,300     4.705           10/11/2007            9,229
                                                                     9,000     4.75            10/24/2007            8,927
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations - Non-Discount (Cost - $303,895)                        302,945
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.1%
--------------------------------------------------------------------------------------------------------------------------

          Face
        Amount   Issue
--------------------------------------------------------------------------------------------------------------------------
      $120,000   Credit Suisse LLC, purchased on 7/31/2006 to yield 5.27% to 8/01/2006, repurchase price
                 $120,018, collateralized by Federal Farm Credit Banks, 3.5001% due 7/02/2007, Federal Home
                 Loan Bank System, 3.375% due 1/18/2008, Freddie Mac, due 5/22/2008, FNMA Stripped Principal
                 due 2/15/2008 to 11/15/2030, Fannie Mae, 4.20% to 6/16/2008, Resolution Funding Corporation
                 Stripped Principal, 8.875% due 4/15/2030, Sallie Mae due 10/03/2022, Freddie Mac 3.125% to
                 3.25% due 1/28/2008 to 2/09/2007,  Fannie Mae 4.25% to 2/19/2010, Tennessee Valley
                 Authority, 4.70% to 6.75% due 11/13/2008 to 7/15/2045                                             120,000
                 ---------------------------------------------------------------------------------------------------------
       117,303   UBS Securities LLC, purchased on 7/31/2006 to yield 5.27% to 8/01/2006, repurchase price
                 $117,320, collateralized by Fannie Mae, 2.625% to 6.375% due 1/19/2007 to 6/15/2009,
                 Resolution Funding Corporation Stripped Interest, due 10/15/2017                                  117,303
--------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $237,303)                                                                      237,303
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $3,917,048**) - 101.1%                                                                 3,915,481

Liabilities in Excess of Other Assets - (1.1%)                                                                     (42,084)
                                                                                                                ----------
Net Assets - 100.0%                                                                                             $3,873,397
                                                                                                                ==========

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rate shown are the rates in effect at July 31, 2006.

** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes were as follows:

      Aggregate cost                                                $ 3,917,048
                                                                    ===========
      Gross unrealized appreciation                                 $       147
      Gross unrealized depreciation                                      (1,714)
                                                                    -----------
      Net unrealized depreciation                                   $    (1,567)
                                                                    ===========

(a)   Floating rate security.
(b) Restricted securities as to resale, representing 3.7% of net assets were as follows:

      -----------------------------------------------------------------------------------------------------------------------
      Issue                                                            Acquisition Date               Cost             Value
      -----------------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co., 5.387% due 6/07/2007        6/07/2006                 $  50,000       $  50,000
      Jackson National Life Insurance Co., 5.406% due 5/01/2007           5/01/2006                    35,000          35,000
      New York Life Insurance Co., 5.396% due 5/25/2007                   5/26/2006                    40,000          40,000
      The Travelers Insurance Co., 5.396% due 3/01/2007                   2/28/2006                    20,000          20,000
      -----------------------------------------------------------------------------------------------------------------------
      Total                                                                                         $ 145,000       $ 145,000
                                                                                                    =========       =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 20, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 20, 2006